Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2023	Mar. 31, 2005
Goodwill [Abstract]
Goodwill				$ 947,000	$ 14,500,000
Goodwill net of impairment losses	14,500,000	$ 13,600,000	$ 0
Impairment losses	13,600,000
Goodwill impairment charge	$ 947,000